INVESTMENTS (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance, beginning of year	$ 815,550	$ 87,200
Equity in earnings (loss)	(14,803)	(76,113)
Investments accounted for under the equity method	1,066,915	815,550
New investments	409,543	812,604
Reclassification of investments	(143,375)	0
Distributions received	0	(8,141)
Balance, end of year	1,066,915	815,550
Hoot S A Total [Member]
Balance, beginning of year	143,274
Equity in earnings (loss)	0	(9,256)
Investments accounted for under the equity method	0	143,274
Balance, end of year	0	143,274
Hoot Campbelltown Pty Ltd [Member]
Balance, beginning of year	570,134
Equity in earnings (loss)	(14,803)	(66,857)
Investments accounted for under the equity method	555,331	570,134
Balance, end of year	555,331	570,134
Second Hooters Location [Member]
Investments accounted for under the equity method	511,584	102,041
Balance, end of year	511,584	102,041
Brazil [Member]
Investments accounted for under the equity method	0	101
Balance, end of year	$ 0	$ 101